Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 124	$ 5,899	$ 2,738
Accounts receivable	1,340	300	665
Prepaid expenses and other current assets	0	0	2,800
Total Current Assets	1,464	6,199	6,203
Security Deposit	3,075	3,075	0
Total Assets	4,539	9,274	6,203
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	32,550	37,771	39,941
Accrued liabilities	17,080	9,583	16,514
Deferred revenue	0	0	1,200
Due to related party (Note 6)	0	0	4,610
Notes payable (Note 3)	190,000	155,000	80,000
Total Liabilities	239,630	202,354	142,265
Contingencies and Commitment
Stockholders' Deficit
Preferred Stock, 100,000,000 shares authorized, par value $0.0001; None issued and outstanding	0	0	0
Common Stock, 900,000,000 shares authorized, par value $0.0001;12,710,000 shares issued and outstanding, respectively	1,271	1,271	1,271
Additional Paid-In Capital	46,711	46,711	46,711
Deficit	(283,073)	(241,062)	(184,044)
Total Stockholders' Deficit	(235,091)	(193,080)	(136,062)
Total Liabilities and Stockholders' Deficit	$ 4,539	$ 9,274	$ 6,203